Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclassification of Dividend Income	$ (541)	$ 0	$ 0
Operating activities
Net loss	(12,698)	(59,726)	(124,835)
Adjustment to reconcile net loss to net cash used by operating activities:
Restricted stock amortization	7,880	12,645	18,609
Vessel depreciation	56,607	48,510	36,562
Amortization of deferred financing costs	9,582	6,085	4,137
Write off of deferred financing costs	0	470	3,781
Loss / write down on assets held for sale	0	16,471	10,555
Loss write down on assets - related party	7,719	0	0
Changes in operating assets and liabilities:
Increase (decrease) in inventories, prepaid expenses and other current assets	(1,798)	1,982	(483)
Decrease (increase) in accounts payable accrued expenses	3,890	713	(6,178)
(Decrease) increase in related party balances	(195)	(7,568)	5,656
Net cash provided by (used in) operating activities	70,446	19,582	(52,196)
Payments to Acquire Equity Method Investments	(100,000)	0	0
Proceeds from Dividends Received	541	0	0
Investing activities
Proceeds from sale of assets held for sale	0	44,340	271,376
Payments on assets classified as held for sale	0	0	(98,445)
Drydock and scrubber payments	(1,235)	0	0
Payments to Acquire Machinery and Equipment	21,799	217,033	408,307
Net cash used by investing activities	(122,493)	(172,693)	(235,376)
Financing activities
Proceeds from issuance of common stock	0	0	128,112
Payments for Repurchase of Common Stock	(45,716)	(11,004)	0
Dividends paid	(6,042)	(1,509)	0
Proceeds from issuance of debt	469,225	287,554	247,243
Repayments of long term debt	(358,858)	(153,003)	(185,239)
Debt issue cost paid	(7,602)	(2,126)	(1,110)
Net cash provided by financing activities	51,007	119,912	189,006
Decrease in cash and cash equivalents	(1,040)	(33,199)	(98,566)
Cash and cash equivalents, beginning of period	68,535	101,734	200,300
Cash and cash equivalents, end of period	67,495	68,535	101,734
Supplemental cash flow information:
Interest Paid	39,727	27,667	22,647
Non-cash investing and financing activities
Amounts payable for vessels and vessels under construction	0	0	207
Issuance of common stock	0	0	147
Interest capitalized	0	361	6,951
Issuance of shares and warrants for vessel purchases	$ 0	$ 20,268	$ 0